DEBT - Schedule of Debt (Q2) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Short Term Debt [LineItems]
Face Value	$ 117,132,085	$ 134,022,937
Deferred financing costs, net	$ (2,099,104)	$ (2,315,629)
Loans To Assets Ratio (as a percent)	60.00%	60.00%
Long-term Debt	$ 115,032,981	$ 131,707,308
Accredo/Walgreen properties
Short Term Debt [LineItems]
Face Value	$ 6,925,661	6,996,469
Contractual Interest Rate	3.95%
Effective Interest Rate	3.95%
Dana property
Short Term Debt [LineItems]
Face Value	$ 4,592,001	4,632,398
Contractual Interest Rate	4.56%
Effective Interest Rate	4.56%
Six Dollar General properties
Short Term Debt [LineItems]
Face Value	$ 3,852,196	3,885,334
Contractual Interest Rate	4.69%
Effective Interest Rate	4.69%
Wyndham property
Short Term Debt [LineItems]
Face Value	$ 5,769,600	5,820,600
Effective Interest Rate	4.34%
Williams Sonoma property
Short Term Debt [LineItems]
Face Value	$ 4,573,200	4,615,800
Effective Interest Rate	4.05%
Omnicare property
Short Term Debt [LineItems]
Face Value	$ 4,311,660	4,349,963
Contractual Interest Rate	4.36%
Effective Interest Rate	4.36%
Harley property
Short Term Debt [LineItems]
Face Value	$ 6,808,386	6,868,254
Contractual Interest Rate	4.25%
Effective Interest Rate	4.25%
Northrop Grumman property
Short Term Debt [LineItems]
Face Value	$ 5,738,558	5,809,367
Contractual Interest Rate	4.40%
Effective Interest Rate	4.40%
EMCOR property
Short Term Debt [LineItems]
Face Value	$ 2,887,126	2,911,577
Contractual Interest Rate	4.35%
Effective Interest Rate	4.35%
exp US Services property
Short Term Debt [LineItems]
Face Value	$ 3,416,049	3,446,493
Effective Interest Rate	4.25%
Husqvarna property
Short Term Debt [LineItems]
Face Value	$ 6,379,182	6,379,182
Effective Interest Rate	4.60%
AvAir property
Short Term Debt [LineItems]
Face Value	$ 14,575,000	14,575,000
Effective Interest Rate	4.84%
3M property
Short Term Debt [LineItems]
Face Value	$ 8,350,000	8,360,000
Effective Interest Rate	5.09%
Cummins property
Short Term Debt [LineItems]
Face Value	$ 8,519,800	8,530,000
Effective Interest Rate	5.16%
24 Hour Fitness
Short Term Debt [LineItems]
Face Value	$ 6,333,666	8,900,000
Contractual Interest Rate	4.64%
Effective Interest Rate	4.64%
Texas Health
Short Term Debt [LineItems]
Face Value	$ 0	$ 4,842,500	$ 0
Effective Interest Rate	6.56%	6.56%
Bon Secours
Short Term Debt [LineItems]
Face Value	$ 5,250,000	$ 5,250,000	0
Contractual Interest Rate	5.41%	5.41%
Effective Interest Rate	5.41%	5.41%
Costco
Short Term Debt [LineItems]
Face Value	$ 18,850,000	$ 18,850,000	0
Contractual Interest Rate	4.85%	4.85%
Effective Interest Rate	4.85%	4.85%
Husqvarna
Short Term Debt [LineItems]
Face Value		$ 6,379,182	0
Contractual Interest Rate	4.60%	4.60%
Effective Interest Rate		4.60%
AvAir
Short Term Debt [LineItems]
Face Value		$ 14,575,000	12,000,000
Contractual Interest Rate	4.84%	4.84%
Effective Interest Rate		4.84%
Treasury Bill Index | exp US Services property
Short Term Debt [LineItems]
Contractual Interest Rate	3.25%
Minimum | Treasury Bill Index | AvAir
Short Term Debt [LineItems]
Contractual Interest Rate	4.60%	4.60%
Maximum | Treasury Bill Index | Husqvarna
Short Term Debt [LineItems]
Contractual Interest Rate	2.45%
Maximum | Treasury Bill Index | AvAir
Short Term Debt [LineItems]
Contractual Interest Rate	2.45%	2.45%
Mortgages
Short Term Debt [LineItems]
Face Value	$ 117,132,085	$ 125,022,937	62,228,409
Deferred financing costs, net	(2,099,104)	(2,313,629)	(1,741,106)
Long-term Debt	$ 115,032,981	$ 122,709,308	$ 60,487,303